SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of property plant and equipment useful lives

Category	Estimated Useful Life
Machinery and laboratory equipment	5-10 years
Vehicles	4 years
Furniture and tools	3-5 years
Electronic equipment	3 years
Computer software	3-5 years
Leasehold improvements	Lesser of lease terms or estimated useful lives of the assets